Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Series A convertible redeemable preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series A convertible redeemable preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Series A convertible redeemable preferred stock, shares issued	9,375,000	9,375,000	0
Series A convertible redeemable preferred stock, shares outstanding	9,375,000	9,375,000	0
Common stock, par value (In dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000	100,000,000
Common stock, shares issued	38,154,340	38,154,340	38,154,340
Common stock, shares oustanding	38,154,340	38,154,340	38,154,340